Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value per share ("Ordinary Shares"), represented by American Depositary Shares ("ADSs")
Amount Registered | shares	10,045,455
Proposed Maximum Offering Price per Unit	9.78
Maximum Aggregate Offering Price	$ 98,244,549.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,567.57
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional securities of the Registrant that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the Registrant's outstanding securities. ADSs issuable upon deposit of Ordinary Shares registered hereby have been registered under a separate registration statement on Form F-6 (Registration No. 333-212698) filed with the Securities and Exchange Commission. Each ADS represents thirty-five (35) Ordinary Shares. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) promulgated under the Securities Act. The offering price per ADS and the aggregate offering price are based upon the average of the high ($10.11) and low ($9.45) sales prices per share of the Registrant's ADSs as reported on the Nasdaq Capital Market as of November 5, 2025.